Schedule of discontinued operation (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 41,898	R$ 36,043	R$ 28,082
Cost of sales	34,753	30,129	23,349
Gross profit	7,145	5,914	4,733
Selling expenses	3,334	2,811	2,273
General and administrative expenses	588	435	352
Other operating expenses, net	(53)	(97)	(11)
Operating expenses	(38,675)	(33,375)	(25,974)
Operating profit	2,579	2,068	1,702
Net financial result	(730)	(443)	(200)
Income before income taxes	1,849	1,625	1,502
Exchange differences on translation of foreign investments		358	220
Cash flow hedge			5
Other comprehensive income for the year	(1)	358	225
Total comprehensive income for the year		3,874	1,285
Operational activities	3,272	3,498	3,159
Investment activities	(3,276)	(4,787)	(4,370)
Financing activities	(978)	(793)	4,715
Exchange rate variation on cash and cash equivalents		588	111
Depreciation and amortization	638	503	395
Income tax and social contribution	239	436	426
Current assets	8,772	8,349
Non current assets	14,082	10,472
Current liabilities	8,644	8,786
Non-current liabilities	11,444	8,688
Shareholders' equity	R$ 2,766	1,347	9,701	R$ 4,092
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net operating revenue		22,034	2,151
Cost of sales		(16,526)	(1,542)
Gross profit		5,508	609
Selling expenses		(2,973)	(510)
General and administrative expenses		(848)	188
Depreciation and amortization		(729)	(59)
Share of profit and loss of associate		27	(5)
Other operating expenses, net		(217)	(33)
Operating expenses		(4,740)	(419)
Operating profit		768	190
Net financial result		(340)	(55)
Income before income taxes		428	135
Income tax and social contribution		(60)	(43)
Net income operation discontinued		368	92
Net income operation discontinued		(1)
Net income accounting year		367	92
Exchange differences on translation of foreign investments		(415)	(165)
Benefit plan		(1)
Cash flow hedge		(1)	3
Other comprehensive income for the year		3
Total comprehensive income for the year		(47)	(70)
Operational activities		1,349	1,343
Investment activities		(4,075)	5,970
Financing activities		(1,012)	(4,274)
Exchange rate variation on cash and cash equivalents		587	111
Net cash generated		R$ (3,151)	R$ 3,150
Diluted and Basic, discontinued operation		R$ 0.8214	R$ 0.2054
Depreciation and amortization		R$ (729)	R$ (59)
Income tax and social contribution		(60)	(43)
Loss (income) discontinued operation		(1)
Net income for the year		367	92
Current assets		8,014	6,560
Non current assets		18,930	5,805
Current liabilities		9,729	7,209
Non-current liabilities		3,620	2,553
Shareholders' equity		R$ 13,595	R$ 2,603